Contingencies (Details) $ in Millions	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($) claim
Commitments and Contingencies Disclosure [Abstract]
Liabilities established related to litigation | $	$ 0.0	$ 0.0
Probable and estimable litigation claims | claim	0	0